Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Assets That are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021, including the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	September 30, 2021
Assets:
Marketable securities held in Trust Account	1	$416,354,760
Liabilities:
Derivative liability – Class K Founder Shares	3	$10,300,000

Fair Value Measurement Inputs and Valuation Techniques
The key inputs into the Monte-Carlo simulation model for Class K common stock were as follows as of the issuance date and as of June 30, 2021:

Input	January 29, 2021 (Inception)	June 30, 2021
Risk-free interest rate	1.16%	1.48%
Term to business combination	0.9 years	0.5 years
Expected volatility	21.0%	15.0%
Stock Price	$10.00	$9.94
The key inputs into the Monte-Carlo simulation model for Class K Founder Shares derivative liabilities were as follows as of the issuance date and as of September 30, 2021:

Input	January 29, 2021 (Inception)	September 30, 2021
Risk-free interest rate	1.16%	1.53%
Term to business combination	0.9 years	0.3 years
Expected volatility	21.00%	12.50%
Stock price	$10.00	$10.18
Dividend yield	0.00%	0.00%

Summary of Changes in the Fair Value Of the Class K Founder Shares Liability
The following table presents a summary of the changes in the fair value of the Class K Founder Shares derivative liabilities, a Level 3 liability, measured on a recurring basis, as of September 30, 2021:

Class K Founder Shares Derivative Liabilities
Initial measurement on January 29, 2021	$36,550,000
Change in fair value of Class K Founder Shares Derivative Liabilities	(22,950,000)
Fair Value, March 31, 2021 (unaudited)	$13,600,000
Change in fair value of Class K Founder Shares Derivative Liabilities	2,950,000
Fair Value, June 30, 2021 (audited)	$16,550,000
Change in fair value of Class K Founder Shares Derivative Liabilities	(6,250,000)
Fair Value, September 30, 2021 (unaudited)	$10,300,000